Risk Report - Credit Risk Management - IFRS 9 Focus Areas - Stress-tested CRE Portfolio Stagewise (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Gross Carrying Amount
IFRS 9 Focus Areas Stress Tested Non Recourse CRE Portfolio [Line Items]
Total	[1]	€ 24,288		€ 29,305
Stress-tested NonRecourse CRE Portfolio Stage 1	[1]	14,402		18,756
Stress-tested NonRecourse CRE Portfolio Stage 2	[1]	6,277		7,713
Stress-tested NonRecourse CRE Portfolio Stage 3	[1]	3,609		2,836
There of: Forborne exposure	[1]	€ 5,133		€ 5,389
Thereof
North America	[1]	51.00%		54.00%
Western Europe (including Germany)	[1]	44.00%	[2]	39.00%
Asia Pacific	[1]	5.00%		7.00%
thereof offices	[1]	35.00%		42.00%
North America	[1]	18.00%		24.00%
Western Europe (including Germany)	[1]	16.00%	[3]	17.00%
Asia Pacific	[1]	1.00%		2.00%
thereof residential	[1]	15.00%		12.00%
thereof hospitality	[1]	15.00%		10.00%
thereof retail	[1]	11.00%		10.00%
Weighted average LTV in percent
Investment Bank	[1]	65.00%		66.00%
Corporate Bank	[1]	58.00%		56.00%
Other businesses	[1]	70.00%		71.00%
IFRS 9 Focus Areas Stress Tested Non Recourse CRE Portfolio
Weighted average LTV in percent
Stresstested Nonrecourse CRE Portfolio Allowance For Credit Losses	[1],[4]	€ 903		€ 653
Provision for credit losses	[1],[4]	712		492
Thereof North America	[1]	€ 613		€ 400

[1]	Loans at amortized cost
[2]	Germany accounts for approximately 9% of the total stress-tested CRE portfolio
[3]	Office loans in Germany account for 14% of total office loans in the stress-tested CRE portfolio
[4]	Allowance for Credit Losses and Provision for Credit Losses do not include country risk provisions